Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets (Liabilities):
Net Operating Loss Carry-Forwards	$ 3,677,645	$ 3,319,927
Depreciable and Amortizable Assets	(20,520)	(20,520)
Stock Based Compensation	67,477	51,957
Beneficial Conversion Feature	556,265	609,101
Loss Reserve	457	457
Accrued Compensation	35,146	35,146
Other	31,509	29,908
Total	4,347,979	4,025,976
Less Valuation Allowance	(4,347,979)	(4,025,976)
Net Deferred Tax Assets (Liabilities)